Leasing Arrangements - Summary Operating and Finance Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Leases [Abstract]
Amortization of right-of use assets	$ 25	$ 11	$ 59	$ 27	$ 35
Interest on lease liabilities	3	4	10	9	13
Operating lease cost	60	43	176	130	220
Short-term lease cost	40	14	85	68	109
Variable lease cost	17	29	35	74	55
Total lease expense	$ 145	$ 101	$ 365	$ 308	$ 432